SEGMENT REPORTING, Geographic Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Net Sales [Abstract]
Net sales	$ 2,067,718	$ 1,821,019	$ 1,568,323
Long-lived Tangible Assets [Abstract]
Long-lived tangible assets	17,453	22,553
U.S. [Member]
Net Sales [Abstract]
Net sales	1,953,465	1,716,525	1,476,466
Long-lived Tangible Assets [Abstract]
Long-lived tangible assets	16,313	21,837
Non U.S [Member]
Net Sales [Abstract]
Net sales	114,253	104,494	$ 91,857
Long-lived Tangible Assets [Abstract]
Long-lived tangible assets	$ 1,140	$ 716